Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Revenue from External Customers by Geographic Areas
Win rate and total rolling chip turnover in the Group’s VIP gaming rooms during the year ended December 31, 2015, 2014 and 2013 are as follows:

	2015	2014	2013
Win rate	3.59%	2.98%	2.97%

Total rolling chip turnover	$6,422,339,000	$16,627,093,000	$17,048,596,000

Schedule of Past Due Financing Receivables
The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

		% of total		% of total
	December 31,	markers	December 31,	markers
Jurisdiction/Aging	2015	receivable	2014	receivable
PRC
0-30 days	$10,405,378		$12,330,410
31-60 days	8,907,468		11,760,382
61-90 days	9,906,074		9,025,019
91-180 days	28,120,968		23,337,632
Greater than 180 days	-		-
Total	$57,339,888	34%	$56,453,443	30%

Fair Value Measurements, Recurring and Nonrecurring
The following are the classes of assets and liabilities measured at fair value:

Recurring fair value measurements:

		Fair Value Measurements Using
		Quoted
		Prices in
		Active
		Markets			Total Gains
		for	Significant		for the Year
	As of	Identical	Other	Significant	Ended
	December 31,	Liabilities	Observable	Unobservable	December 31,
	2015	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	2015

Fair Value of Contingent Consideration:

Oriental VIP Room	$-	$-	$-	$-	$24,807,965

Bao Li Gaming	$14,228,500	$-	$-	$14,228,500	$5,407,770

Total recurring fair value measurements					$30,215,735

		Fair Value Measurements Using
		Quoted
		Prices in
		Active
		Markets			Total (Losses)
		for	Significant		for the Year
	As of	Identical	Other	Significant	Ended
	December 31,	Liabilities	Observable	Unobservable	December 31,
	2014	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	2014

Fair Value of Contingent Consideration:

Oriental VIP Room	$41,404,026	$-	$-	$41,404,026	$(34,741,232)

Bao Li Gaming	$42,291,631	$-	$-	$42,291,631	$(26,177,337)

Total recurring fair value measurements					$(60,918,569)

Non-recurring fair value measurements:

		Fair Value Measurements Using
		Quoted
		Prices in
		Active			Total
		Markets	Significant		(Losses) for
		for	Other	Significant	the Year
	As of	Identical	Observable	Unobservable	Ended
	December 31,	Liabilities	Inputs (Level	Inputs (Level	December 31,
	2015	(Level 1)	2)	3)	2015

Goodwill	$-	$-	$-	$-	$(17,757,113)

Total non-recurring fair value measurements					$(17,757,113)

Fair Value, Assets and Liabilities Measured On Nonrecurring Basis, Valuation Techniques
Additional information regarding the valuation technique and inputs used is as follows:

Quantitative Information about Level 3 Fair Value Measurements:

Fair Value
Contingent	as of	Valuation
Consideration	12/31/2015	Techniques	Unobservable Input	Range

Oriental VIP Room	$-	Forecasted Performance, June 2016	Chip Turnover Annual Growth	(60%)-(20%)

		Monte Carlo Method	Average Simulated Share Prices	$1.07

	Fair Value
Contingent	as of	Valuation
Consideration	12/31/2014	Techniques	Unobservable Input	Range

Oriental VIP Room	$41,404,026	Forecasted Performance, 2015-June 2016	Chip Turnover Annual Growth	(40%) – (5%)

		Monte Carlo Method	Average Simulated Share Prices	$1.24- $1.29

Bao Li Gaming	$42,291,631	Forecasted Performance, 2015	Chip Turnover Annual Growth	(20%) - (5%)

		Monte Carlo Method	Average Simulated Share Prices	$1.26- $1.31

Schedule of Earnings Per Share, Basic and Diluted
The calculations of earnings (loss) per share are computed as follows for the years ended December 31,:

	2015	2014	2013
Numerator:
Net income (loss) attributable to Ordinary Shareholders for basic and diluted earnings per share	$5,117,769	$(60,077,935)	$5,387,502
Denominator:
Denominator for basic earnings (loss) per share
- Weighted-average Ordinary Shares outstanding during the year	62,116,749	60,781,915	53,030,405
Effect of dilutive securities:
- Weighted-average director shares issued/ issuable	400	-	167
- Oriental VIP Room earn out shares	39,315	-	-
- Bao Li Gaming earn out shares	136,370	-	180,000
Denominator for diluted earnings (loss) per share	62,292,834	60,781,915	53,210,572

Basic earnings (loss) per share	$0.08	$(0.99)	$0.10
Diluted earnings (loss) per share	$0.08	$(0.99)	$0.10

Schedule Of Differences Between Reported Amount and Reporting Currency Denominated Amount
Any translation adjustments resulting are not included in determining net income (loss) but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	December 31,	December 31,	December 31,
	2015	2014	2013
Period end HK$:US$ exchange rate	$7.75	$7.75	$7.75
Average annual HK$:US$ exchange rate	$7.75	$7.75	$7.76